Share-based compensation (Details 2) (Stock option, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended										0 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Luxoft SOP	Mar. 31, 2013 Luxoft SOP	Mar. 31, 2012 Luxoft SOP	Mar. 31, 2011 Luxoft SOP Awards issued	Mar. 31, 2011 Luxoft SOP Awards not issued	Mar. 31, 2012 Luxoft SOP Awards not issued	Mar. 25, 2010 SOP I	Mar. 31, 2014 SOP I	Mar. 31, 2013 SOP I	Mar. 31, 2012 SOP I	Mar. 31, 2011 SOP I	Mar. 31, 2013 SOP I Luxoft SOP	Mar. 31, 2012 SOP I Luxoft SOP	Mar. 31, 2011 SOP I Luxoft SOP Awards issued	Mar. 31, 2012 SOP I Luxoft SOP Awards not issued	Mar. 31, 2011 SOP I Luxoft SOP Awards not issued	Dec. 15, 2011 SOP II	Mar. 31, 2014 SOP II	Mar. 31, 2013 SOP II	Mar. 31, 2012 SOP II	Mar. 31, 2014 SOP II Luxoft SOP	Mar. 31, 2013 SOP II Luxoft SOP
Number of shares
Outstanding at the beginning of the period (in shares)	437,192	1,468,096	1,250,760										883,064	1,250,760								437,192	585,032
Vested (in shares)	146,720	1,024,436	166,656	170,660									883,064	166,656	170,660							146,720	141,372
Exercised (in shares)	(2,085,048)	(392,476)										(1,974,000)	(364,420)									(111,048)	(28,056)
Vested and exercisable (in shares)	148,988	2,087,316	1,455,356					1,118,040	170,660	1,455,356			1,974,000	1,455,356				1,118,040	1,455,356	170,660		148,988	113,316
Non-vested (in shares)	148,235	437,192	1,468,096	1,080,100										883,064	1,080,100							148,235	437,192	585,032
Issued (in shares)					(143,024)	(1,024,436)	(337,316)									(883,064)	(337,316)								(143,024)	(141,372)
Granted (in shares)	24,783		585,032								2,368,800										585,032	24,783		585,032
Cancelled (in shares)	(147,504)	(6,468)																				(147,504)	(6,468)
Forfeited (in shares)	(23,212)		(30,380)											(30,380)								(23,212)
Outstanding at the end of the period (in shares)	148,235	437,192	1,468,096	1,250,760										883,064	1,250,760							148,235	437,192	585,032
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 14.36	$ 8.21	$ 4.36
Vested (in dollars per share)	$ 14.57	$ 5.57	$ 4.25	$ 4.43
Granted (in dollars per share)	$ 23.32		$ 14.46
Cancelled (in dollars per share)	$ 14.27	$ 14.36
Forfeited (in dollars per share)	$ 14.38		$ 4.36
Non-vested (in dollars per share)	$ 15.95	$ 14.36	$ 8.21	$ 4.36
Outstanding at the end of the period (in dollars per share)	$ 15.95	$ 14.36	$ 8.21	$ 4.36
Weighted-average remaining contractual term
Outstanding at the beginning of the period	76 days	490 days	693 days	880 days
Vested and exercisable	441 days	734 days	1095 days					1461 days	1461 days
Outstanding at the end of the period	76 days	490 days	693 days	880 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 8,240	$ 22,388	$ 11,389
Vested (in dollars)	5,145			1,554
Vested and exercisable (in dollars)	5,225	39,343	22,194					10,181	1,554
Non-vested (in dollars)	5,199	8,240	22,388	9,836
Outstanding at the end of the period (in dollars)	5,199	8,240	22,388	11,389
Total compensation cost related to non-vested share-based compensation awards	$ 660	$ 3,999